T. ROWE PRICE Global Real Estate Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.0%
Common Stocks 4.0%
Goodman Group  135,116 1,852
Scentre Group  613,912 965
Total Australia (Cost
$2,241
)
2,817
BELGIUM 2.5%
Common Stocks 2.5%
Shurgard Self Storage  24,389 966
Warehouses De Pauw  32,990 815
Total Belgium (Cost
$1,859
)
1,781
CANADA 3.2%
Common Stocks 3.2%
Canadian Apartment Properties REIT  30,044 997
Granite Real Estate Investment Trust  16,415 871
StorageVault Canada  125,867 419
Total Canada (Cost
$2,465
)
2,287
CHINA 0.7%
Common Stocks 0.7%
H World Group (HKD) (1) 112,270 441
H World Group, ADR (USD) (1) 700 28
Total China (Cost
$458
)
469
FRANCE 1.5%
Common Stocks 1.5%
Gecina  10,203 1,040
Total France (Cost
$1,032
)
1,040
GERMANY 1.6%
Common Stocks 1.6%
LEG Immobilien (1) 16,700 1,148
Total Germany (Cost
$1,156
)
1,148

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 3.6%
Common Stocks 3.6%
Kerry Properties  212,000 360
Sun Hung Kai Properties  116,500 1,243
Wharf Real Estate Investment  257,000 990
Total Hong Kong (Cost
$3,093
)
2,593
INDIA 0.6%
Common Stocks 0.6%
Nexus Select Trust (1) 284,482 425
Total India (Cost
$356
)
425
JAPAN 10.4%
Common Stocks 10.4%
Hoshino Resorts REIT  117 512
Industrial & Infrastructure Fund Investment  516 477
Invincible Investment  2,398 990
Katitas  46,500 677
Kyoritsu Maintenance  7,800 325
Mitsui Fudosan  108,600 2,392
Mitsui Fudosan Logistics Park  327 1,030
Tokyo Tatemono  44,700 618
Tokyu REIT  317 388
Total Japan (Cost
$7,213
)
7,409
SINGAPORE 2.3%
Common Stocks 2.3%
CapitaLand Integrated Commercial Trust  924,000 1,247
Mapletree Industrial Trust  221,800 366
Total Singapore (Cost
$1,676
)
1,613
SPAIN 0.6%
Common Stocks 0.6%
Cellnex Telecom  12,104 421
Total Spain (Cost
$460
)
421

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 4.9%
Common Stocks 4.9%
Big Yellow Group  42,566 485
Derwent London  20,323 477
InterContinental Hotels Group  4,495 332
Persimmon  42,572 558
Segro  107,072 936
UNITE Group  67,631 737
Total United Kingdom (Cost
$3,864
)
3,525
UNITED STATES 62.1%
Common Stocks 62.1%
Acadia Realty Trust, REIT  69,347 995
Alexandria Real Estate Equities, REIT (2) 6,578 658
American Homes 4 Rent, Class A, REIT  45,925 1,547
Apple Hospitality REIT, REIT (2) 38,921 597
AvalonBay Communities, REIT  13,605 2,337
Camden Property Trust, REIT  3,497 331
CubeSmart, REIT  34,012 1,297
Douglas Emmett, REIT (2) 19,458 248
Equinix, REIT  6,769 4,916
Equity LifeStyle Properties, REIT (2) 30,794 1,962
Equity Residential, REIT  37,469 2,200
Essex Property Trust, REIT (2) 7,172 1,521
Extra Space Storage, REIT (2) 5,174 629
Gaming & Leisure Properties, REIT  37,141 1,692
Hilton Worldwide Holdings  5,073 762
Host Hotels & Resorts, REIT  21,929 352
Kilroy Realty, REIT (2) 17,875 565
Marriott International, Class A  2,983 586
Prologis, REIT  51,810 5,814
Public Storage, REIT  9,615 2,534
Regency Centers, REIT  34,013 2,022
Rexford Industrial Realty, REIT (2) 29,021 1,432
SBA Communications, REIT  1,628 326
Simon Property Group, REIT  25,349 2,738
Sun Communities, REIT (2) 4,671 553
Terreno Realty, REIT  19,217 1,092
Ventas, REIT (2) 40,856 1,721
Welltower, REIT (2) 34,763 2,848
Total United States (Cost
$36,365
)
44,275

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 1,023,373 1,023
Total Short-Term Investments (Cost $1,023) 1,023
SECURITIES LENDING COLLATERAL 8.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 8.9%
Money Market Funds 8.9%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 6,351,306 6,351
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,351
Total Securities Lending Collateral (Cost $6,351) 6,351
Total Investments in Securities 108.3%
(Cost $69,612) $ 77,177
Other Assets Less Liabilities (8.3)% (5,922)
Net Assets 100.0% $ 71,255
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 65++
Totals $ —# $ — $ 65+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 1,423  ¤  ¤ $ 7,374
Total $ 7,374^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $65 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,374.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Real Estate Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 44,303 $ 25,500 $ — $ 69,803
Short-Term Investments 1,023 — — 1,023
Securities Lending Collateral 6,351 — — 6,351
Total $ 51,677 $ 25,500 $ — $ 77,177

T. ROWE PRICE Global Real Estate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F173-054Q3 09/23